Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Summary of Warrants

Warrants of the Corporation classified as equity are composed of the following as at March 31, 2021 and 2020:

			March 31,			March 31,
			2021			2020
	Number	Number		Number	Number
	outstanding	vested	Amount	outstanding	vested	Amount

Warrants IFF (i)	2,000,000	1,000,000	$1,089,243	2,000,000	—	$388,281
Warrants AMI (ii)	4,175,000	4,175,000	22,857,868	4,175,000	3,300,000	18,209,495
	6,175,000	5,175,000	$23,947,111	6,175,000	3,300,000	$18,597,776
(i)

During the year ended March 31, 2020, Neptune granted 2,000,000 warrants (“Warrants IFF”) with an exercise price of US$12.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest in four equal biannual installments, starting on May 7, 2020. As at March 31, 2021, the fair value of the services to be rendered has been estimated using the fair value of the warrants using the Black-Scholes option pricing model to be $1,197,305 (US$0.9 million) (2020 –  $999,443 (US$0.7 million)) of which $700,962 was recognized as an expense during the year ended March 31, 2021 (2020 - $388,281) under the selling, general and administrative expenses in the consolidated financial statements of loss and comprehensive loss. For the year ended March 31, 2021, the Corporation used a risk-free rate of 1.70%(2020 – 1.70%) , a volatility of 84% (2020 – 81%) and a remaining contractual life of 3.5 years in the model. Each quarter-end, the fair value of the non vested warrants will be revaluated.

(ii)

During the year ended March 31, 2020, Neptune granted 4,175,000 warrants (“Warrants AMI”) with an exercise price of US$8.00 expiring on October 3, 2024 and February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The fair value of the warrants is based on the fair value of the services which are reliably measurable. As at March 31, 2021, the fair value has been estimated to $22,857,868 (US$16.7 million) of which $4,648,373 was recognized as an expense during the year ended March 31, 2021 (2020 - $18,209,495).

(iii)	During the year ended March 31, 2020, Neptune issued 750,000 common shares of the Corporation for warrants exercised for a total cash consideration of $2,527,500.